Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000110016 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110016 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110016 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110016 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110016 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110016 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110016 | FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110016 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110016 | FR_89531P105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110016 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110016 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000110016 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000110016 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000110016 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110016 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110016 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110016 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110016 | IndustryEnvironmental & Facilities Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110016 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110016 | IndustryHuman Resource & Employment Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110016 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000110016 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002495 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002495 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002495 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002495 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002495 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002495 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002495 | FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002495 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002495 | FR_89531P105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002495 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002495 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000002495 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002495 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002495 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002495 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002495 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002495 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002495 | IndustryEnvironmental & Facilities Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002495 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002495 | IndustryHuman Resource & Employment Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002495 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000002495 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166041 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000166041 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166041 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000166041 | FR_BP5JGC905
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000166041 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166041 | FR_613566900
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166041 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166041 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166041 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166041 | FR_627118904
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166041 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166041 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166041 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000166041 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000166041 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000166041 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166041 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166041 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166041 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166041 | IndustryApparel Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166041 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000166041 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097757 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000097757 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097757 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097757 | FR_BP5JGC905
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097757 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097757 | FR_613566900
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097757 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000097757 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097757 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097757 | FR_627118904
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097757 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097757 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097757 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000097757 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000097757 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097757 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097757 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097757 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097757 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097757 | IndustryApparel Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097757 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000097757 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119726 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000119726 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119726 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000119726 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000119726 | FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000119726 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000119726 | FR_294542907
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000119726 | FR_ACI07DFN3
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000119726 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000119726 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119726 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000119726 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119726 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000119726 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000119726 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000119726 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000119726 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000119726 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000119726 | IndustryInteractive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000119726 | IndustryHotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000119726 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000119726 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000119725 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000119725 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119725 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000119725 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000119725 | FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000119725 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000119725 | FR_294542907
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000119725 | FR_ACI07DFN3
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000119725 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000119725 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119725 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000119725 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119725 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000119725 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000119725 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000119725 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000119725 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000119725 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000119725 | IndustryInteractive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000119725 | IndustryHotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000119725 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000119725 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000166039 | FR_ACI07DFN3
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166039 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166039 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166039 | FR_BF93XC909
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166039 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166039 | FR_ACI0F5BH8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166039 | FR_BLC87W906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166039 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166039 | FR_ACI15CSJ0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166039 | FR_643013907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166039 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166039 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166039 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000166039 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166039 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000166039 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166039 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166039 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166039 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166039 | IndustryCommercial & Residential Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166039 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000166039 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000051938 | FR_ACI07DFN3
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000051938 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051938 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051938 | FR_BF93XC909
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051938 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000051938 | FR_ACI0F5BH8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000051938 | FR_BLC87W906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051938 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000051938 | FR_ACI15CSJ0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000051938 | FR_643013907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051938 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051938 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000051938 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000051938 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000051938 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000051938 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051938 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000051938 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051938 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000051938 | IndustryCommercial & Residential Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000051938 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000051938 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166042 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166042 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166042 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166042 | FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166042 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166042 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166042 | FR_B1HMWH909
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000166042 | FR_BP83KB904
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000166042 | FR_BYT183908
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166042 | FR_B622TR900
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166042 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000166042 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166042 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000166042 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000166042 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166042 | IndustryInteractive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166042 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166042 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166042 | IndustryLife & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166042 | IndustryDistillers & Vintners
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166042 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000166042 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000110019 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000110019 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110019 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000110019 | FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110019 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110019 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110019 | FR_B1HMWH909
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110019 | FR_BP83KB904
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110019 | FR_BYT183908
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110019 | FR_B622TR900
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110019 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000110019 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000110019 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000110019 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000110019 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000110019 | IndustryInteractive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110019 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110019 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110019 | IndustryLife & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110019 | IndustryDistillers & Vintners
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110019 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000110019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000166040 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166040 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166040 | FR_89531P105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166040 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166040 | FR_BP5JGC905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166040 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166040 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166040 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166040 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166040 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166040 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000166040 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166040 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166040 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166040 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166040 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166040 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166040 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000166040 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166040 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166040 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000166040 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000065330 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065330 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065330 | FR_89531P105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065330 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065330 | FR_BP5JGC905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065330 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065330 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065330 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000065330 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065330 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065330 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000065330 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065330 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065330 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065330 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000065330 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000065330 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000065330 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065330 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000065330 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000065330 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000065330 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000214012 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214012 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214012 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214012 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214012 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214012 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214012 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214012 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214012 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214012 | FR_217204106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214012 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000214012 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214012 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214012 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214012 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214012 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214012 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214012 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000214012 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214012 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214012 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000214012 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000214013 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214013 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214013 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214013 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214013 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214013 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214013 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214013 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214013 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214013 | FR_217204106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214013 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000214013 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214013 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214013 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214013 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214013 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214013 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214013 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000214013 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214013 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214013 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000214013 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000110018 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110018 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110018 | FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110018 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110018 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110018 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110018 | FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000110018 | FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000110018 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000110018 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000110018 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110018 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000110018 | IndustryRail Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | IndustryOther Specialized REIT's
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | IndustryMulti-Line Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110018 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110018 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110018 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000110018 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000070970 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000070970 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000070970 | FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070970 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070970 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070970 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000070970 | FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000070970 | FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000070970 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000070970 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000070970 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000070970 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000070970 | IndustryRail Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | IndustryOther Specialized REIT's
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | IndustryMulti-Line Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000070970 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070970 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070970 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000070970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166036 | FR_BF93XC909
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166036 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166036 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166036 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166036 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166036 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166036 | FR_675845903
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166036 | FR_630241909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166036 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166036 | FR_625901905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166036 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000166036 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166036 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166036 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166036 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166036 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166036 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166036 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166036 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166036 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166036 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000166036 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002501 | FR_BF93XC909
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002501 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002501 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002501 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002501 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002501 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002501 | FR_675845903
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002501 | FR_630241909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002501 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002501 | FR_625901905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002501 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002501 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002501 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002501 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002501 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002501 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002501 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002501 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002501 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002501 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002501 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000002501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166037 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166037 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166037 | FR_ACI15CSJ0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166037 | FR_BQSBH5909
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166037 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166037 | FR_BN2RJ9909
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166037 | FR_592735906
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166037 | FR_ACI21V886
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166037 | FR_BH0VS0904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166037 | FR_BF4X3P902
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166037 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000166037 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166037 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166037 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166037 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000166037 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000166037 | IndustryCommercial & Residential Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000166037 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166037 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166037 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166037 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000166037 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002502 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002502 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002502 | FR_ACI15CSJ0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002502 | FR_BQSBH5909
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002502 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002502 | FR_BN2RJ9909
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002502 | FR_592735906
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002502 | FR_ACI21V886
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002502 | FR_BH0VS0904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002502 | FR_BF4X3P902
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002502 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002502 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002502 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002502 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002502 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000002502 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002502 | IndustryCommercial & Residential Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002502 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002502 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002502 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002502 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000002502 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000214014 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214014 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214014 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214014 | FR_25675T958
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000214014 | FR_33767E970
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214014 | FR_ACI0JKHV4
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214014 | FR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214014 | FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214014 | FR_685890006
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214014 | FR_BRPTWP900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214014 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214014 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214014 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000214014 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214014 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214014 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214014 | IndustryReal Estate Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214014 | IndustryAutomobile Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214014 | IndustryMovies & Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214014 | IndustryDiversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214014 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000214014 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000214015 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214015 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214015 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214015 | FR_25675T958
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000214015 | FR_33767E970
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214015 | FR_ACI0JKHV4
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214015 | FR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214015 | FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214015 | FR_685890006
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214015 | FR_BRPTWP900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214015 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214015 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214015 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000214015 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214015 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214015 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214015 | IndustryReal Estate Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214015 | IndustryAutomobile Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214015 | IndustryMovies & Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214015 | IndustryDiversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214015 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000214015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230419 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230419 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230419 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230419 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230419 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230419 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230419 | FR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230419 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230419 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230419 | FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230419 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000230419 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230419 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230419 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230419 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230419 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230419 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230419 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230419 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230419 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230419 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000230419 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000230419 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230418 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230418 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230418 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230418 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230418 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230418 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230418 | FR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230418 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230418 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230418 | FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230418 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000230418 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230418 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230418 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230418 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230418 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230418 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230418 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230418 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230418 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230418 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000230418 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000230418 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217855 | FR_40416E103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217855 | FR_29667J101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217855 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217855 | FR_006739106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217855 | FR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217855 | FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217855 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217855 | FR_56146T103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217855 | FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217855 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217855 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000217855 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217855 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217855 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217855 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217855 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217855 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000217855 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217855 | IndustryHealth Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217855 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217855 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000217855 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217855 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002503 | FR_40416E103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002503 | FR_29667J101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002503 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002503 | FR_006739106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002503 | FR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002503 | FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002503 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002503 | FR_56146T103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002503 | FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002503 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002503 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000002503 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002503 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002503 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002503 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002503 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002503 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002503 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002503 | IndustryHealth Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002503 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002503 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000002503 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002503 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217856 | FR_40416E103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217856 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217856 | FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217856 | FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217856 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217856 | FR_830830105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217856 | FR_830940102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217856 | FR_10240L102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217856 | FR_94724R108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217856 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217856 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000217856 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000217856 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217856 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000217856 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217856 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217856 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217856 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217856 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217856 | IndustryHomebuilding
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217856 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000217856 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002504 | FR_40416E103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002504 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002504 | FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002504 | FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002504 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002504 | FR_830830105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002504 | FR_830940102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002504 | FR_10240L102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002504 | FR_94724R108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002504 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002504 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002504 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002504 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002504 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002504 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002504 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002504 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002504 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002504 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002504 | IndustryHomebuilding
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002504 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000002504 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166038 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166038 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166038 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166038 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166038 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166038 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166038 | FR_006739106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166038 | FR_07831C103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166038 | FR_72346Q104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166038 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166038 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000166038 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166038 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166038 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166038 | IndustryHuman Resource & Employment Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166038 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166038 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166038 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166038 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166038 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166038 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000166038 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166038 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002505 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002505 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002505 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002505 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002505 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002505 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002505 | FR_006739106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002505 | FR_07831C103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002505 | FR_72346Q104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002505 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002505 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002505 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002505 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002505 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002505 | IndustryHuman Resource & Employment Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002505 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002505 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002505 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002505 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002505 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002505 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000002505 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002505 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000110017 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110017 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110017 | FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110017 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110017 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110017 | FR_72346Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110017 | FR_637870106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110017 | FR_01973R101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110017 | FR_298736109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110017 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110017 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110017 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110017 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000110017 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110017 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110017 | IndustryHomebuilding
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110017 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110017 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000110017 | IndustryOil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110017 | IndustryAutomotive Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110017 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000110017 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002496 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002496 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002496 | FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002496 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002496 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002496 | FR_72346Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002496 | FR_637870106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002496 | FR_01973R101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002496 | FR_298736109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002496 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002496 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002496 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002496 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002496 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002496 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002496 | IndustryHomebuilding
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002496 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002496 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002496 | IndustryOil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002496 | IndustryAutomotive Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002496 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000002496 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236277 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236277 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236277 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236277 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236277 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236277 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236277 | FR_217204106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236277 | FR_07831C103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236277 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236277 | FR_422806208
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236277 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000236277 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236277 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000236277 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236277 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236277 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236277 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236277 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236277 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236277 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236277 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000236277 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236276 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236276 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236276 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236276 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236276 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236276 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236276 | FR_217204106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236276 | FR_07831C103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236276 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236276 | FR_422806208
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236276 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000236276 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236276 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000236276 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236276 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236276 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236276 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236276 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236276 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236276 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236276 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000236276 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217854 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217854 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217854 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217854 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217854 | FR_358039105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217854 | FR_457730109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217854 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217854 | FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217854 | FR_30063P105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217854 | FR_38267D109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217854 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000217854 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217854 | IndustryEnvironmental & Facilities Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217854 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217854 | IndustryHuman Resource & Employment Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217854 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217854 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000217854 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217854 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000217854 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000217854 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000217854 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217854 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217854 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002497 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002497 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002497 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002497 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002497 | FR_358039105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002497 | FR_457730109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002497 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002497 | FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002497 | FR_30063P105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002497 | FR_38267D109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002497 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002497 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002497 | IndustryEnvironmental & Facilities Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002497 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002497 | IndustryHuman Resource & Employment Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002497 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002497 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002497 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002497 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002497 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002497 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000002497 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002497 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002497 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255335 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255335 | FR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255335 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255335 | FR_028758902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255335 | FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255335 | FR_647453901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255335 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255335 | FR_463508903
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255335 | FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255335 | FR_BYZF9J904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255335 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000255335 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255335 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000255335 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000255335 | IndustryMulti-Line Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255335 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255335 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000255335 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000255335 | IndustryReinsurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255335 | IndustrySoft Drinks & Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255335 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000255335 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255334 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255334 | FR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255334 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255334 | FR_028758902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255334 | FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255334 | FR_647453901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255334 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255334 | FR_463508903
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255334 | FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255334 | FR_BYZF9J904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255334 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000255334 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255334 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000255334 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000255334 | IndustryMulti-Line Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255334 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255334 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000255334 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000255334 | IndustryReinsurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255334 | IndustrySoft Drinks & Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255334 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000255334 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002500 | FR_912803EZ2
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000002500 | FR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000002500 | FR_912810TB4
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000002500 | FR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000002500 | FR_912803GA5
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002500 | FR_912803GS6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002500 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000002500 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002500 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.70%